Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Loans and borrowings
Summary of loans and borrowings

Loans and borrowings	As of December 31,
in €‘000	2025	2024
Current portion of loans and borrowings
Bank loans and overdrafts	—	54
Lease liabilities (Note 15)	11,010	9,968
	11,010	10,022
Non - current portion of loans and borrowings
Lease liabilities (Note 15)	51,842	36,697
	51,842	36,697
Total	62,852	46,719